FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2015
FAIR VALUE MEASUREMENT [Abstract]
Summary of assets measured or disclosed at fair value
		Fair value measurement at December 31, 2014
	Total fair value at December 31, 2014	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	RMB	RMB	RMB	RMB
Fair value disclosure
Cash equivalents
Fixed-rate investments	80,000	-	80,000	-
Adjustable-rate investments	30,000	-	30,000	-
Time deposits	415,903	-	415,903	-
Total	525,903	-	525,903	-

Fair value measurement
Recurring
Structured deposit (Note 5)	70,182	-	70,182	-
Total	70,182	-	70,182	-

Assets measured or disclosed at fair value are summarized below:

			Fair value measurement at December 31, 2015
	Total fair value at December 31, 2015		Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	RMB	US$	RMB	RMB	RMB
Fair value disclosure
Cash equivalents
Fixed-rate investments	240,646	37,149	-	240,646	-
Adjustable-rate investments	42,501	6,561	-	42,501	-
Time deposits	1,220,797	188,459	-	1,220,797	-
Total	1,503,944	232,169	-	1,503,944	-

Fair value measurement
Recurring
Structured deposit (Note 5)	45,540	7,030	-	45,540	-
Total	45,540	7,030	-	45,540	-